FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Disclosure of detailed information about foreign currency risk (Details) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	$ 215	$ 382
Amounts held in Rand [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	1,918	1,527
Accounts receivable	176	250
Accounts payable	434	347
Amounts held in USD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	$ 4,934	$ 10,689